Stock-based Compensation	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Stock-based Compensation
Note 12. Stock-based Compensation
Restricted Shares
2021 Restricted Share Plan
On October 27, 2020, in anticipation of the Merger, the Board of Directors approved a Management Equity Term Sheet (“Term Sheet”) which modified the terms of Maven Topco’s legacy Incentive Securities (defined below) and allowed for any unvested Incentive Securities at Closing to be converted to restricted shares under the 2021 Restricted Share Plan, using the Exchange Ratio established during the Merger. See Note 2 –
Reverse Capitalization
.
Specifically, historical unvested Class B and Class C Incentive Securities were converted to restricted shares subject only to service conditions (“Time-Vesting Restricted Shares”) and subject to graded vesting over four years. Historical Class D unvested Incentive Securities were converted to restricted shares with service and market conditions (“Performance-Vesting Restricted Shares”), subject to graded vesting over three years based on a market condition related to volume weighted average trading price performance of the Company’s common stock.
The Company determined that a modification to the terms of Maven Topco’s legacy Incentive Securities occurred on October 27, 2020 (“October Modification”) because the Company removed the Bad Leaver provision (discussed below in “Incentive Securities” section) for vested awards, contingent upon the Closing, representing a change in vesting conditions. The Company further determined that another modification occurred on April 20, 2021 (“April Modification”) since the Incentive Securities, which are private company awards, were exchanged for restricted shares, which are public company awards, representing a change in vesting conditions.
No compensation cost was recognized as a result of the October Modification because the awards were improbable of vesting both before and after the modification date as of October 27, 2020. Upon Closing, the Company recognized total compensation cost of $183.2 million to account for the vesting of the historical Incentive Securities upon removal of the Bad Leaver provision. The Company measured the awards based on their fair values as of October 27, 2020, which is considered to be the grant date fair value of the awards, adjusted for any incremental compensation cost resulting from the April Modification, which is determined to be immaterial.
The estimated October Modification date fair values of the Company’s restricted shares under the 2021 Restricted Shares Plan were calculated based on the following assumptions:

Common share and equivalents price - marketable (1)	$10.26
Discount for lack of marketability (“DLOM”) (2)	16.0%
*Term (3)	4.5	years
*Volatility (4)	83.3%
*Risk-free rate (5)	0.3%

(1)	Represents the publicly traded common stock price of dMY as of the modification date on October 27, 2020
(2)
Represents the discount for lack of marketability of the historical Incentive Securities as of the modification date on October 27, 2020 (subsequently converted to restricted shares upon Closing), calculated using the Finnerty Method

(3)	Represents the sum of the expected term from the modification date to Closing (6 months) and the vesting period of 4 years for Performance-Vesting Restricted Shares
(4)	Calculated based on comparable companies’ historical volatilities over a matching term of 4.5 years
(5)	Based on the U.S. Constant Maturity Treasury yield curve as of the modification date over a matching term of 4.5 years
*	Only used to estimate the modification date fair value of historical Class D Incentive Securities (subsequently converted to Performance-Vesting Restricted Shares) under Monte Carlo simulations
Second Spectrum Restricted Shares
On June 15, 2021, as part of the Company’s acquisition of Second Spectrum (See Note 3 –
Business Combinations
), the Company granted 518,706 restricted shares to the founders of Second Spectrum, with 50% to be vested on December 31, 2021 and 2022 (“Second Spectrum Restricted Shares”). The grant date fair value of the Second Spectrum Restricted Shares is estimated to be equal to the closing price of the Company’s common stock of $17.74 as of the grant date on June 15, 2021.
A summary of the Company’s overall restricted shares activities for the six months ended June 30, 2021 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted shares as of December 31, 2020	—
Granted	10,948,715	$8.66
Vested	216,409	$8.62

Unvested restricted shares as of June 30, 2021	10,732,306	$8.66

The compensation cost recognized for the restricted shares during the three and six months ended June 30, 2021 and 2020 were $215.5 million and zero, respectively.
As of June 30, 2021, total unrecognized compensation cost related to the restricted shares was $78.2 million and is expected to be recognized over a weighted-average service period of 1.7 years.
Stock Options
2021 Option Plan
On April 20, 2021 (“Grant Date”), as part of the Merger, the Board of Directors adopted the 2021 Option Plan and granted employees options to purchase the Company’s common stock via an employee benefit trust including 1) options which shall immediately vest upon Closing (“Immediate-Vesting Options”), 2) options subject only to service conditions (“Time-Vesting Options”) and 3) options with service and market conditions (“Performance-Vesting Options”). Immediate-Vesting Options became fully vested and exercisable immediately following the Closing, which aligns with the Grant Date. Time-Vesting Options are subject to graded vesting over the four years following the Grant Date. Performance-Vesting Options are subject to graded vesting over the three years from the Grant Date, subject to a market condition related to volume weighted average trading price performance of the Company’s common stock.
The estimated Grant Date fair value of the Company’s options under the 2021 Option Plan was calculated using a combination of the Black Scholes Option Pricing Model and Monte Carlo simulations based on the following assumptions:

Time to maturity (1)	5	years
Common stock price (2)	$16.21
Volatility (3)	90.1%
Risk-free rate (4)	0.8%
Strike price (1)	$10.00
Dividend yield (5)	0.0%

(1)	Based on contractual terms
(2)	Represents the publicly traded common stock price as of the Grant Date
(3)	Calculated based on comparable companies’ historical volatilities over a matching term of 5 years
(4)	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 5 years
(5)	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future
A summary of the Company’s options activity for the six months ended June 30, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2020	—	—
Granted	445,868	$10.00

Outstanding as of June 30, 2021	445,868	$10.00	4.81	$3,911

Exercisable as of June 30, 2021	58,053

Unvested as of June, 30, 2021	387,815

The compensation cost recognized for options during the three and six months ended June 30, 2021 was $0.7 million. The weighted-average grant date fair value per share of options granted during the three and six months ended June 30, 2021 was $10.10. The total fair value of options that vested during the three and six months ended June 30, 2021 was $0.5 million.
As of June 30, 2021, the Company had $3.8 million of unrecognized stock-based compensation expense related to the stock options. This cost is expected to be recognized over a weighted-average period of 3.58 years.
NFL Warrants
On April 1, 2021, the Company entered into a new multi-year strategic partnership with NFL Enterprises LLC (“NFL”) (the “License Agreement”). Under the terms of the License Agreement, the Company obtains the right to serve as the worldwide exclusive distributor of NFL official data to the global regulated sports betting market, the worldwide exclusive distributor of NFL official data to the global media market, the NFL’s exclusive international distributor of live digital video to the regulated sports betting market (outside of the United States where permitted), and the NFL’s exclusive sports betting and
i-gaming
advertising partner. The License Agreement contemplates a
six-year
period (the “Term”), with an initial four-year period commencing April 1, 2021 and years five and six renewable by NFL in one year increments. Pursuant to the License Agreement, the Company, agreed to issue the NFL an aggregate of up to 18,500,000 warrants and 2,000,000 additional warrants for each annual extension, with each warrant entitling NFL to purchase one ordinary share of the Company for an exercise price of $0.01 per warrant share. The warrants will be subject to vesting over the six-year
Term. Additionally, each warrant is issued with one share of redeemable B Share with a par value of $0.0001. The B Shares, which are not separable from the warrants, are voting only shares with no economic rights to dividends or distributions. Pursuant to the License Agreement, when the warrants are exercised, the Company shall purchase or, at its discretion, redeem at the par value an equivalent number of B Shares, and any such purchased or redeemed B Shares shall thereafter be cancelled.
The Company accounts for the License Agreement as an executory contract for the ongoing Data Feeds and the warrants will be accounted for as share-based payments to non-employees.
The awards are measured at grant date fair value when all key terms and conditions are understood by both parties, including for unvested awards and are expensed over the term to align with the data services to be provided over the periods.
The grant date fair value of the warrants is estimated to be equal to the closing price of dMY’s common stock of $15.63, as of the grant date on April, 1, 2021. The Company used dMY’s stock price to approximate the fair value of the Company as the grant date was before the Merger was consummated.
A summary of the Company’s warrants activity for the six months ended June 30, 2021 is as follows:

	Number of Warrants	Exercise Price
Outstanding as of December 31, 2020	—	—
Issued	18,500,000	$0.01

Outstanding as of June 30, 2021	18,500,000

The cost recognized for the warrants during the three and six months ended June 30, 2021 and 2020 was $198.3 million. As of June 30, 2021, the Company had $90.8 million of unrecognized stock-based compensation expense related to the warrants. The warrants vest over a three year period and the cost is expected to be recognized over a weighted-average period of 1.20 years. 11,250,000 warrants were vested in the three and six months ended June 30, 2021.
Incentive Securities
Prior to the Merger, the Company maintained an equity incentive arrangement providing employees options to purchase historical Maven Topco’s common stock (the “Incentive Securities”) consisting of B Ordinary Shares (“Class B Incentive Securities”), C Ordinary Shares, C1 Ordinary Shares, C2 Ordinary Shares (collectively, “Class C Incentive Securities”), D1 Ordinary Shares, and D2 Ordinary Shares (collectively, “Class D Incentive Securities”), with each share having a par value of $0.01, except for the Class C Incentive Securities, which had a par value of $0.21. In connection with the Merger, any Incentive Securities that remained unvested immediately prior to the Closing were exchanged for restricted shares issued under the 2021 Restricted Share Plan (discussed above in “2021 Restricted Shares Plan” section).
Pursuant to the Business Combination Agreement, a
catch-up
payment of $20.4 million was made to the holders of Class B Incentive Securities (“Incentive Securities
Catch-Up
Payment”) in relation to their rights to distribution upon liquidation events as contemplated in Maven Topco’s Articles of Incorporation. The Incentive Securities
Catch-Up
Payment was recognized as stock-based compensation expense upon Closing.
Based on the forfeiture provisions discussed below, although the Incentive Securities were legally issued, they were not considered outstanding from an accounting perspective.
The Incentive Securities were subject to a repurchase feature, which in most instances was essentially a forfeiture provision. The Company had a call option to any or all of the Incentive Securities and the call option price depended on whether the Incentive Securities holder who left the Company was classified as a “Good Leaver” or a “Bad Leaver”. The repurchase price for a Good Leaver’s vested Incentive Securities was the fair value of the vested Incentive Securities. The repurchase price for any Bad Leaver’s Incentive Securities, and any Incentive Securities a Good Leaver held which remained unvested, was the lower of fair value or the original cost, akin to a forfeiture provision.
Outside of retirement from the Company at the statutory retirement age and any other circumstance in which the Company’s remuneration committee exercised its discretion to deem an individual to be a Good Leaver, any voluntary termination by a holder of Incentive Securities would entitle the Company to require the forfeiture of the Incentive Securities. The Company determined that it was not probable that any participants would reach the statutory retirement age while employed by the Company. Due to the repurchase feature, the Company estimated that holders of Incentive Securities would forfeit all of their Incentive Securities. As such, the Company did not recognize any compensation cost for the Incentive Securities granted in for the period from January 1, 2021 to the Closing on April 20, 2021 and for the three and six months ended June 30, 2020.
As the stated vesting provisions for the Incentive Securities were deemed non-substantive
for accounting purposes any payments made by employees to purchase the Incentive Securities were recorded by the Company as deposit liabilities. Should any of the awards vest, the deposit would be reclassified to equity and the requisite cost would be recognized. The balance of deposit liabilities as of June 30, 2021 and December 31, 2020 is zero and $1.4 million, respectively.
There were no Incentive Securities granted during the period from January 1, 2021 to April 20, 2021. On April 20, 2021, all Incentive Securities were converted to restricted shares pursuant to the Business Combination Agreement. There were no Incentive Securities outstanding as of June 30, 2021.

A summary of the Company’s Incentive Securities activity for the six months ended June 30, 2021 is as follows (awards outstanding are recalculated based on the Exchange Ratio established during the Merger as the result of the reverse capitalization. See Note 2 –
Reverse Capitalization
for details):

	Awards Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
			(in thousands)
Unvested awards December 31, 2020	31,168,684	$1.60	$16,243
Converted	(31,168,684)	$1.39

Outstanding as of June 30, 2021	—		$—

Stock-based Compensation Summary
The Company’s total stock-based compensation expense was summarized as follows (in thousands):

	Three and six months ended June 30,
	2021	2020
Cost of revenue	$198,534	$—
Research and development	2,220	—
Sales and marketing	2,401	—
General and administrative	211,350	—

Total	$414,505	$—

MAVEN TOPCO LIMITED [Member]
Stock-based Compensation
Note 9. Stock-based Compensation
The Company provided employees the option to purchase common shares consisting of B Ordinary Shares, C Ordinary Shares, C1 Ordinary Shares, C2 Ordinary Shares, D1 Ordinary Shares, and D2 Ordinary Shares (the “Incentive Securities”), with each share having a par value of $0.01, except for the C1 Ordinary Shares, which had a par value of $0.21.
Based on the forfeiture provisions discussed below, although the Incentive Securities are legally issued, the Incentive Securities are not considered outstanding from an accounting perspective.
The Incentive Securities are subject to a repurchase feature, which in most instances is essentially a forfeiture provision. The Company has a call option to any or all of the Incentive Securities and the call option price depends on whether the Incentive Securities holder who leaves the Company is classified as a “Good Leaver” or a “Bad Leaver”. The repurchase price for a Good Leaver’s vested Incentive Securities is the fair value of the vested Incentive Securities. The repurchase price for any Bad Leaver’s Incentive Securities, and any Incentive Securities a Good Leaver holds which remains unvested, is the lower of fair value or the original cost, akin to a forfeiture provision.
Outside of retirement from the Company at the statutory retirement age and any other circumstance in which Genius Sports’ remuneration committee exercises its discretion to deem an individual to be a Good Leaver, any voluntary termination by a holder of Incentive Securities would entitle the Company to require the forfeiture of the Incentive Securities. The Company determined that it is not probable that any participants will reach the statutory retirement age while employed by the Company. Due to the repurchase feature, the Company estimates that holders of Incentive Securities will forfeit all of their Incentive Securities. As such, the Company did not recognize any compensation cost for Incentive Securities granted in the three months ended March 31, 2021 and 2020.
As the stated vesting provisions for the Incentive Securities are deemed non-substantive
for accounting purposes any payments made by employees to purchase the Incentive Securities are recorded by the Company as deposit liabilities. Should any of the awards vest, the deposit will be reclassified to equity and the requisite cost will be recognized. The balance of deposit liabilities as of March 31, 2021 and December 31, 2020 was $1.4 million and $1.4 million, respectively.
The were no Incentive Securities granted during the three months ended March 31, 2021. The fair value of Incentive Securities granted during the three months ended March 31, 2020 was determined on the grant date using the Black-Scholes model based on the following assumptions:

March 31, 2020
Expected term (years)(1)	4.5
Current stock value	$7.38 - $15.14
Expected volatility(2)	30%
Risk-free rate(3)	1.63%
Dividend yield(4)	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. Given the Leaver provisions, the Company estimated the midpoint between the vesting term and estimated time to liquidity event.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk free rate was obtained from treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
Given the absence of a public trading market, the Board of Directors considered numerous objective and subjective factors to determine the fair value of the underlying common shares at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of the common shares; (ii) the rights and preferences of Preference Shares relative to common shares; (iii) the lack of marketability of the common shares; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions.
A summary of the Incentive Security activity for the three months ended March 31, 2021 is as follows:

	Awards Outstanding	Weighted Averaged Exercise Price	Aggregate Intrinsic Value (in thousands)
Non-vested awards at December 31, 2020	833,694	$1.60	$16,243

Granted	—
Forfeited	—
Expired	—

Non-vested awards at March 31, 2021	833,694	$1.60	$16,231

The awards have been treated as early exercised options from an accounting perspective. As of March 31, 2021, the weighted-average remaining contractual life is greater than 10 years in all cases.
As of March 31, 2021, the Company had $16.2 million of unrecognized stock-based compensation expense related to the Incentive Securities. As noted previously, the Company does not expect to recognize any cost related to the Incentive Securities.

Note 15. Stock-based Compensation
Share Options
During the predecessor period, Genius Sports had two share option plans including the Genius Sports Enterprise Management Incentive Plan and the Genius Sports Unapproved Share Plan under which incentive stock options (“Share Options”) may be granted to employees. On January 1, 2018 total outstanding Share Options were 861,116 with a weighted average exercise price in USD of $2.16. Substantially all of Share Options were vested as of January 1, 2018 with an immaterial number of Share Options vesting in the period from January 1, 2018 through September 7, 2018 (Predecessor). During the period from January 1, 2018 through September 7, 2018 (Predecessor), no Share Options were granted, forfeited or expired, and 10,000 Share Options were exercised with a weighted average exercise price of $4.05 in the aggregated amounts of $0.1 million cash received and a total intrinsic value of $0.3 million.
In connection with the Apax Funds Investment, on September 7, 2018, all outstanding Share Options of 851,116 were exercised and settled. The Share Options had a weighted average exercise price of $2.04 with a total intrinsic value of $52.5 million paid to the holders.
No compensation cost for Share Options was recognized in the period from January 1, 2018 through September 7, 2018 (Predecessor) due to amounts involved being immaterial.
Staff Loans
During the predecessor period, Genius Sports issued promissory notes to employees in the aggregated amounts of $2.9 million to purchase 602,861 Predecessor Common Shares in Genius Sports, which includes Ordinary Shares, G Ordinary Shares and F Ordinary Shares (collectively, the “Staff Loans”), with each share having a par value of $0.0001. The promissory notes are collateralized only by the shares purchased and are considered as nonrecourse in nature. Therefore, the nonrecourse notes are accounted for as substantive grants of stock options. In connection with the Apax Funds Investment, these Staff Loans were settled, and the Predecessor Common Shares considered outstanding. No compensation cost for the notes was recognized in the period from January 1, 2018 through September 7, 2018 (Predecessor).
Incentive Securities
The Company provided employees the option to purchase common shares consisting of B Ordinary Shares, C Ordinary Shares, C1 Ordinary Shares, C2 Ordinary Shares, D1 Ordinary Shares, and D2 Ordinary Shares (the “Incentive Securities”), with each share having a par value of $0.01, except for the C1 Ordinary Shares, which had a par value of $0.19.
Based on the forfeiture provisions discussed below, although the Incentive Securities are legally issued, the Incentive Securities are not considered outstanding from an accounting perspective.
The Incentive Securities are subject to a repurchase feature, which in most instances is essentially a forfeiture provision. The Company has a call option to any or all of the Incentive Securities and the call option price depends on whether the Incentive Securities holder who leaves the Company is classified as a “Good Leaver” or a “Bad Leaver”. The repurchase price for a Good Leaver’s vested Incentive Securities is the fair value of the vested Incentive Securities. The repurchase price for any Bad Leaver’s Incentive Securities, and any Incentive Securities a Good Leaver holds which remains unvested, is the lower of fair value or the original cost, akin to a forfeiture provision.
Outside of retirement from the Company at the statutory retirement age and any other circumstance in which Genius Sports’ remuneration committee exercises its discretion to deem an individual to be a Good Leaver, any voluntary termination by a holder of Incentive Securities would entitle the Company to require the forfeiture of the Incentive Securities. The Company determined that it is not probable that any participants will reach the statutory retirement age while employed by the Company. Due to the repurchase feature, the Company estimates that holders of Incentive Securities will forfeit all of their Incentive Securities. As such, the Company did not recognize any compensation cost for Incentive Securities granted in the years ended December 31, 2020 and 2019 (Successor), and the period from September 8, 2018 through December 31, 2018 (Successor).
As the stated vesting provisions for the Incentive Securities are deemed non-substantive
for accounting purposes any payments made by employees to purchase the Incentive Securities are recorded by the Company as deposit liabilities. Should any of the awards vest, the deposit will be reclassified to equity and the requisite cost will be recognized. The balance of deposit liabilities as of December 31, 2020 and December 31, 2019 (Successor) was $1.4 million and $1.3 million, respectively.
The fair value of Incentive Securities was determined on the grant date using the Black-Scholes model based on the following assumptions:

	Successor
	December 31, 2020	December 31, 2019	December 31, 2018
Expected term (years)(1)	4.5	4.5	4.5
Current stock value	$7.41 - $15.19	$7.35 - $15.06	$7.37 - $26.58
Expected volatility(2)	30%	30%	30%
Risk-free rate(3)	0.3% - 1.63%	1.7% - 2.48%	2.80%
Dividend yield(4)	0%	0%	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. Given the Leaver provisions, the Company estimated the midpoint between the vesting term and estimated time to liquidity event.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk free rate was obtained from treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
Given the absence of a public trading market, the Board of Directors considered numerous objective and subjective factors to determine the fair value of the underlying common shares at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of the common shares; (ii) the rights and preferences of Preference Shares relative to common shares; (iii) the lack of marketability of the common shares; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions.
A summary of the Incentive Security activity for the years ended December 31, 2020 and 2019 (Successor), and the period from September 8, 2018 through December 31, 2018 (Successor) is as follows:

	Awards Outstanding	Weighted Averaged Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding as of September 7, 2018 (Successor)	—	$—	$—

Granted	709,783	$1.66
Forfeited	—
Expired	—

Outstanding as of December 31, 2018 (Successor)	709,783	$1.66	$14,857

Granted	52,581	$1.27
Forfeited	(970)	$1.28
Expired	—

Non-vested awards at December 31, 2019 (Successor)	761,394	$1.63	$15,411

Granted	73,270	$1.28
Forfeited	(970)	$1.28
Expired	—

Non-vested awards at December 31, 2020 (Successor)	833,694	$1.60	$16,243

The awards have been treated as early exercised options from an accounting perspective. As of December 31, 2020 (Successor), the weighted-average remaining contractual life is greater than 10 years in all cases.
The weighted-average grant date fair value of the Incentive Securities granted during the year ended December 31, 2020 and 2019 (Successor), and the period from September 8, 2018 through December 31, 2018 (Successor) was $13.37, $12.95 and $22.59 per share, respectively.
As of December 31, 2020 (Successor), the Company had $16.2 million of unrecognized stock-based compensation expense related to the Incentive Securities. As noted previously, the Company does not expect to recognize any cost related to the Incentive Securities.